EVENTS SUBSEQUENT TO THE REPORTING DATE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share shares	Dec. 31, 2018 USD ($) Share shares	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share
Statements Line Items
Number of shares issued | shares	3,000,000	3,000,000
Proceeds from the exercise stock options | $	$ 186,100		$ 85,700	$ 127,800
Number of stock options | Share	192,500	192,500	75,000	165,000
Events subsequent to the reporting date sweden Norway corporation projects [Member] | Norra Metals Corp. ("Norra")
Statements Line Items
Number of shares acquired | shares	4,808,770	4,808,770
Project ownership percentage acquired	9.90%	9.90%
Events subsequent to the reporting date British Columbia [Member]
Statements Line Items
Definitive sales agreement, description of net smelter royalty	The Company will retain a 3% NSR royalty on the projects. EMX has also been granted a 1% NSR royalty on Norra’s Pyramid project in British Columbia.	The Company will retain a 3% NSR royalty on the projects. EMX has also been granted a 1% NSR royalty on Norra’s Pyramid project in British Columbia.
Events subsequent to the reporting date British Columbia [Member] | Norra Metals Corp. ("Norra")
Statements Line Items
Definitive sales agreement, description of net smelter royalty	The Company will retain a 3% NSR royalty on the projects.	The Company will retain a 3% NSR royalty on the projects.
Events subsequent to the reporting date Norway with Playfair Mining Ltd [Member]
Statements Line Items
Definitive sales agreement, description of net smelter royalty	9.9% interest in Playfair, a 3% NSR royalty on the projects, and advance royalty payments. Pursuant to the agreement, Playfair can earn a 100% interest in the project by the issuance of 3,000,000 common shares to EMX and performance of certain work during the option period.	9.9% interest in Playfair, a 3% NSR royalty on the projects, and advance royalty payments. Pursuant to the agreement, Playfair can earn a 100% interest in the project by the issuance of 3,000,000 common shares to EMX and performance of certain work during the option period.
Option agreement, interest	100.00%	100.00%
Subsequent Events [Member]
Statements Line Items
Proceeds from the exercise stock options | $		$ 554,520
Number of stock options | Share	475,100	475,100